Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted net loss per share attributable to common stockholders [Abstract]
Net loss (numerator)	$ (2,426)	$ (8,343)	$ (9,964)	$ (31,936)
Weighted average shares outstanding (denominator)	75,489	76,913	76,431	69,186
Basic and diluted net loss per share	$ (0.03)	$ (0.11)	$ (0.13)	$ (0.46)